Segment Reporting, Geographic Information and Major Customers	12 Months Ended
Dec. 31, 2013
Segment Reporting, Geographic Information and Major Customers

12. Segment Reporting, Geographic Information and Major Customers

ASC Topic 280, Segment Reporting (“ASC 280”) establishes standards for the reporting by public business enterprises of information about operating segments, products and services, geographic areas, and major customers. The method for determining what information to report is based on the way that management organizes the operating segments within the Company for making operating decisions and assessing financial performance. An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenue and incur expenses and about which separate financial information is available. The Company’s chief operating decision makers (“CODM”) are considered to be its CEO and CFO.

Identiv’s trust solutions allow people to trust their premises, information systems, and even everyday items. To deliver these solutions, the Company reorganized its operations into four reportable business segments in the first quarter of 2014 principally by product families: Premises, Identity, Credentials and All Other. As a result of the change, product families and services were organized within the four segments. To provide improved visibility and comparability, the Company reclassified segment operating results for 2011, 2012 and 2013 to conform to the 2014 organizational realignments. In the Premises segment, Identiv’s Trust for Premises solution secures buildings via an integrated access control system. Identiv’s uTrust premises products offerings include MX controllers, Velocity management software, TS door readers, and third party products. In the Identity segment, Identiv delivers a solution to secure enterprise information including PCs, networks, email encryption, login, and printers via delivery of smart card reader products and Identity Management via our idOnDemand service. In the Credentials segment, the Company offers standards-driven hardware products using near field communication (“NFC”), radio frequency identification (“RFID”) and smart card technologies, including inlays, tags, readers and other products. In the All Other segment, the Company offers products, including Chipdrive and Media readers. The All Other segment does not meet the quantitative thresholds for determining reportable segments, however has been disclosed as a reportable segment in line with the way we manage the business.

The CODM reviews financial information and business performance for each operating segment. The Company evaluates the performance of its segments at the total revenue and total gross margin level. The CODM does not review operating expenses or asset information for purposes of assessing performance or allocating resources.

Summary information by segment for the years ended December 31, 2013, 2012 and 2011 is as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Premises:
Net revenue	$19,729	$27,952	$25,673
Gross profit	12,280	17,272	16,046
Gross profit %	62%	62%	63%
Identity:
Net revenues	$20,167	$18,903	$23,681
Gross profit	8,157	8,063	11,978
Gross profit %	40%	43%	51%
Credentials:
Net revenue	$31,599	$21,361	$24,635
Gross profit	11,232	4,539	5,430
Gross profit %	36%	21%	22%
All Other:
Net revenue	$4,115	$4,145	$3,648
Gross profit	1,971	2,129	1,825
Gross profit %	48%	51%	50%
Total:
Net revenue	$75,610	$72,361	$77,637
Gross profit	33,640	32,003	35,279
Gross profit %	44%	44%	45%

Geographic revenue is based on selling location. Information regarding revenue by geographic region is as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Americas:
United States	$44,143	$40,697	$35,131
Other	484	974	476
Total Americas	44,627	41,671	35,607
Europe and the Middle East:
Germany	19,396	16,425	24,544
Other	—	122	703
Total Europe and the Middle East	19,396	16,547	25,247
Asia-Pacific:
Singapore	6,909	9,257	10,656
Other	4,678	4,886	6,127
Total Asia-Pacific	11,587	14,143	16,783
Total	$75,610	$72,361	$77,637
Revenues
Americas	59%	58%	46%
Europe and the Middle East	26%	23%	32%
Asia-Pacific	15%	19%	22%
Total	100%	100%	100%

No customers exceeded 10% of total revenue for 2013, 2012 or 2011. No customer represented 10% of the Company’s accounts receivable balance at December 31, 2013 or 2012.

The Company tracks assets by physical location. Long-lived assets by geographic location as of December 31, 2013, 2012 and 2011 are as follows:

	December 31,
(in thousands)	2013	2012	2011
Property and equipment, net:
Americas:
United States	$1,693	$1,044	$604
Other	1	1	1
Total Americas	1,694	1,045	605
Europe:
Germany	1,839	1,937	2,166
Other	—	—	1
Total Europe	1,839	1,937	2,167
Asia-Pacific
Singapore	2,258	2,799	1,964
Other	97	108	109
Total Asia-Pacific	2,355	2,907	2,073
Total	$5,888	$5,889	$4,845